Offerings - Offering: 1	May 19, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	32,931,482
Proposed Maximum Offering Price per Unit	0.84
Maximum Aggregate Offering Price	$ 27,662,444.88
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,820.18
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also registers an indeterminate number of shares of common stock, $0.0001 par value per share, of Citius Oncology, Inc. that may become issuable by reason of any stock split, stock dividend or similar transaction effected without the receipt of consideration that results in an increase in the number of outstanding shares of the common stock.

The shares of common stock will be offered for resale by the selling stockholders pursuant to the prospectus contained in the registration statement to which this exhibit is attached. The registration statement registers the resale of an aggregate of 32,931,482 shares of the registrant’s common stock, which consists of: (i) 29,227,778 shares of common stock underlying warrants held by the selling stockholders; and (ii) 3,703,704 shares of common stock issuable upon conversion of term loans held by certain selling pursuant to the Loan and Security Agreement and Supplement to the Loan and Security Agreement, each dated May 5, 2026, between the Company and the lenders party thereto.

Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high and low prices of the common stock as reported on Nasdaq Capital Market on May 26, 2026 of $0.840 per share.